Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000068994
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Class A Shares
Trading Symbol	BEARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$134	2.63%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.63%
AssetsNet	$ 99,778,669
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$99,778,669 Number of Investments194 Portfolio Turnover153%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(61.3%)
Common Stocks	10.8%
Cash Equivalents	28.4%
U.S. Treasury Securities	63.9%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	0.2%
Communication Services	0.2%
Materials	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Health Care	0.5%
Information Technology	0.6%
Consumer Discretionary	0.6%
Industrials	0.7%
Financials	0.7%
Broad Equity Index	95.8%

Material Fund Change [Text Block]
C000068995
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Class C Shares
Trading Symbol	PBRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$173	3.41%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	3.41%
AssetsNet	$ 99,778,669
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$99,778,669 Number of Investments194 Portfolio Turnover153%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(61.3%)
Common Stocks	10.8%
Cash Equivalents	28.4%
U.S. Treasury Securities	63.9%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	0.2%
Communication Services	0.2%
Materials	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Health Care	0.5%
Information Technology	0.6%
Consumer Discretionary	0.6%
Industrials	0.7%
Financials	0.7%
Broad Equity Index	95.8%

Material Fund Change [Text Block]
C000068996
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Institutional Shares
Trading Symbol	PBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	2.39%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.39%
AssetsNet	$ 99,778,669
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$99,778,669 Number of Investments194 Portfolio Turnover153%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(61.3%)
Common Stocks	10.8%
Cash Equivalents	28.4%
U.S. Treasury Securities	63.9%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	0.2%
Communication Services	0.2%
Materials	0.2%
Real Estate	0.2%
Consumer Staples	0.2%
Health Care	0.5%
Information Technology	0.6%
Consumer Discretionary	0.6%
Industrials	0.7%
Financials	0.7%
Broad Equity Index	95.8%

Material Fund Change [Text Block]
C000073699
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	VSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 150,328,576
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$150,328,576 Number of Investments202 Portfolio Turnover113%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Material Fund Change [Text Block]
C000073700
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	VSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$96	1.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.91%
AssetsNet	$ 150,328,576
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$150,328,576 Number of Investments202 Portfolio Turnover113%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Material Fund Change [Text Block]
C000096922
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Value Fund
Class Name	Class R Shares
Trading Symbol	VSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
AssetsNet	$ 150,328,576
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$150,328,576 Number of Investments202 Portfolio Turnover113%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Material Fund Change [Text Block]
C000168179
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	VSFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 150,328,576
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$150,328,576 Number of Investments202 Portfolio Turnover113%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Material Fund Change [Text Block]
C000073701
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	VSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Value Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 150,328,576
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$150,328,576 Number of Investments202 Portfolio Turnover113%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	1.8%
Communication Services	2.5%
Materials	4.8%
Utilities	4.9%
Information Technology	7.7%
Consumer Discretionary	8.2%
Energy	8.6%
Real Estate	9.4%
Health Care	11.6%
Industrials	13.0%
Financials	25.5%

Material Fund Change [Text Block]